THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                         YIELD TO
    AMOUNT                                                           MATURITY       MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   DATE           RATE          VALUE
--------------    -------------------------------------------------  ---------     -----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (99.8%)
$      10,000     Federal Farm Credit Bank.........................   12/02/97          5.400%   $  9,997,371
       11,000     Federal Farm Credit Bank Discount Note...........   12/05/97          5.380      10,944,108
        9,000     Federal Farm Credit Bank Discount Note...........   12/11/97          5.380       8,946,200
       16,000     Federal Farm Credit Bank Discount Note...........   12/16/97          5.380      15,892,400
       10,000     Federal Farm Credit Bank Discount Note...........   11/05/97          5.400       9,994,000
       25,000     Federal Home Loan Bank (due 9/17/98).............   11/17/97(a)       5.400      24,982,757
       50,000     Federal Home Loan Bank (due 8/18/98).............   11/18/97(a)       5.405      49,970,603
       25,000     Federal Home Loan Bank (due 12/16/97)............   11/16/97(a)       5.465      24,999,063
       15,000     Federal Home Loan Bank...........................   10/16/98          5.682      14,984,510
        5,000     Federal Home Loan Bank...........................   06/12/98          5.800       4,998,857
       10,000     Federal Home Loan Bank...........................   06/09/98          5.960       9,997,649
       15,000     Student Loan Marketing Association Discount
                    Note...........................................   11/12/97          5.000      14,974,883
       41,785     Student Loan Marketing Association Discount
                    Note...........................................   12/03/97          5.380      41,585,175
       84,300     Student Loan Marketing Association Discount
                    Note...........................................   11/03/97          5.630      84,273,633
       50,000     Tennessee Valley Authority Discount Note.........   12/11/97          5.430      49,698,333
                                                                                                 ------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE
                  (99.8%)..........................................                               376,239,542
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%).....                                   744,265
                                                                                                 ------------
                  NET ASSETS (100.0%)                                                            $376,983,807
                                                                                                 ------------
                                                                                                 ------------

------------------------------
(a)The date listed under the heading maturity date represents the next interest rate reset date. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $376,239,542
Cash                                                      4,289
Interest Receivable                                     830,545
Receivable for Expense Reimbursement                     25,492
Prepaid Trustees' Fees                                    1,788
Deferred Organization Expenses                              974
Prepaid Expenses and Other Assets                         1,931
                                                   ------------
    Total Assets                                    377,104,561
                                                   ------------
LIABILITIES
Advisory Fee Payable                                     66,863
Custody Fee Payable                                      16,814
Administrative Services Fee Payable                      10,031
Administration Fee Payable                                  854
Fund Services Fee Payable                                   549
Accrued Expenses                                         25,643
                                                   ------------
    Total Liabilities                                   120,754
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $376,983,807
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $17,760,327
EXPENSES
Advisory Fee                                       $659,707
Administrative Services Fee                         101,963
Custodian Fees and Expenses                          66,249
Professional Fees and Expenses                       38,631
Fund Services Fee                                    12,004
Administration Fee                                    6,218
Amortization of Organization Expenses                 5,552
Trustees' Fees and Expenses                           5,273
Miscellaneous                                        14,487
                                                   --------
    Total Expenses                                  910,084
Less: Reimbursement of Expenses                    (250,377)
                                                   --------
NET EXPENSES                                                      659,707
                                                              -----------
NET INVESTMENT INCOME                                          17,100,620
NET REALIZED GAIN ON INVESTMENTS                                   36,079
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $17,136,699
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1997   OCTOBER 31, 1996
                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     17,100,620   $     16,581,846
Net Realized Gain on Investments                             36,079            169,188
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         17,136,699         16,751,034
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         2,410,983,122      1,895,749,425
Withdrawals                                          (2,346,071,346)    (1,935,444,581)
                                                   ----------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                       64,911,776        (39,695,156)
                                                   ----------------   ----------------
    Total Increase (Decrease) in Net Assets              82,048,475        (22,944,122)
NET ASSETS
Beginning of Fiscal Year                                294,935,332        317,879,454
                                                   ----------------   ----------------
End of Fiscal Year                                 $    376,983,807   $    294,935,332
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED   JANUARY 4, 1993
                                                          OCTOBER 31,          (COMMENCEMENT OF
                                                   -------------------------    OPERATIONS) TO
                                                   1997   1996   1995   1994   OCTOBER 31, 1993
                                                   ----   ----   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.20%  0.20%  0.20%  0.22%             0.26%(a)
  Net Investment Income                            5.18%  5.08%  5.55%  3.65%             2.75%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                          0.08%  0.07%  0.06%  0.05%             0.07%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The Portfolio commenced operations on January 4, 1993. The Portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to January 9, 1997 the Portfolio's name was The Treasury Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, and is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The Portfolio incurred organization expenses in the amount of $27,491. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended October 31, 1997, such fees amounted to $659,707.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio, and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1997, the fee for these services amounted to $6,218.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended October 31, 1997, the fee for these services amounted to $101,963.

      Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through February 28, 1998. For the fiscal year ended October 31, 1997, Morgan has agreed to reimburse the Portfolio $250,377 for expenses under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $12,004 for the fiscal year ended October 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Federal Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Federal Money Market Portfolio (the "Portfolio") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period January 4, 1993 (commencement of operations) to October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 17, 1997

24